Business Combinations - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)			12 Months Ended
	Aug. 31, 2020	Jul. 22, 2019	Dec. 31, 2019	Dec. 31, 2018
Weighted-average estimated useful life of acquired intangibles	3 years 1 month 6 days		7 years 8 months 12 days	8 years 4 months 24 days
Customer Relationships
Weighted-average estimated useful life of acquired intangibles			7 years 7 months 6 days	8 years 8 months 12 days
Origin Acquisition | Customer Relationships
Weighted-average estimated useful life of acquired intangibles		6 years
Preliminary Purchase Allocation | Origin Acquisition | Customer Relationships
Weighted-average estimated useful life of acquired intangibles		6 years